Net fee and commission income (Table)	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Barclays Bank Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2022

	Corporate and Investment Bank	Cards & Payments and Private Bank	Head Office	Total
	£	£	£	£
Fee type
Transactional	449	2,803	—	3,252
Advisory	820	144	—	964
Brokerage and execution	1,465	56	—	1,521
Underwriting and syndication	2,036	1	—	2,037
Other	99	134	22	255
Total revenue from contracts with customers	4,869	3,138	22	8,029
Other non-contract fee income	138	4	—	142
Fee and commission income	5,007	3,142	22	8,171
Fee and commission expense	(966)	(1,778)	(1)	(2,745)
Net fee and commission income	4,041	1,364	21	5,426

	2021

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	390	2,158	—	2,548
Advisory	968	128	—	1,096
Brokerage and execution	1,082	53	—	1,135
Underwriting and syndication	3,425	—	—	3,425
Other	80	155	21	256
Total revenue from contracts with customers	5,945	2,494	21	8,460
Other non-contract fee income	116	5	—	121
Fee and commission income	6,061	2,499	21	8,581
Fee and commission expense	(781)	(1,207)	(6)	(1,994)
Net fee and commission income	5,280	1,292	15	6,587

	2020

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	357	1,973	—	2,330
Advisory	593	100	—	693
Brokerage and execution	1,116	57	—	1,173
Underwriting and syndication	2,867	—	—	2,867
Other	54	152	29	235
Total revenue from contracts with customers	4,987	2,282	29	7,298
Other non-contract fee income	114	5	—	119
Fee and commission income	5,101	2,287	29	7,417
Fee and commission expense	(768)	(988)	(2)	(1,758)
Net fee and commission income	4,333	1,299	27	5,659